Notes Payable (Vaporin Inc) (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 08, 2014	Jan. 24, 2014	Jan. 22, 2014	Jan. 14, 2014	Dec. 19, 2013	Oct. 29, 2013	Sep. 30, 2014	Apr. 30, 2014	Feb. 28, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants exercisable price per share										$ 6.40
Repayment of related party debt						$ 81,489				$ 52,500			$ 910,000
Warrants, expected dividend yield													0.00%	0.00%
Warrants, expected volatility rate														46.30%
Warrants, risk-free interest rate														2.62%
Amortization of debt discount										317,702			$ 156,250	$ 102,500
Interest expense										$ 378,775	$ 28,434		$ (348,975)	$ (383,981)
Minimum [Member]
Warrants, expected holding period													5 years	6 years 3 months 18 days
Maximum [Member]
Warrants, expected holding period													7 years	10 years
Warrant [Member]
Warrants, expected dividend yield													0.00%
Warrants, expected holding period													5 years
Vaporin Inc [Member]
Convertible notes payable		$ 350,000
Debt discount on convertible notes		253,844
Notes, interest rate												10.00%	10.00%
Convertible promissory note, maturity month and year				2014-08
Warrant to purchase common stock				12,500
Common stock at an exercise price				$ 0.50
Warrants initial exercise price per share			$ 5.00
Conversion of notes, shares issued			10,000
Conversion of notes, Amount converted			$ 50,000
Conversion price per share			$ 5.00
Warrants, expected dividend yield				0.00%
Warrants, expected volatility rate				131.00%									127.00%
Warrants, risk-free interest rate				1.65%									1.70%
Warrants, expected holding period				5 years									5 years
Amortization of debt discount												$ 253,844	$ 253,844
Interest expense in connection with the grant of warrants													78,869
Interest expense													78,869
Notes payable - related parties, principal amount plus accrued interest of the notes were cancelled												$ 285,710	$ 285,710
Vaporin Inc [Member] | Series C Preferred Stock [Member]
Conversion of notes, shares issued													100,000
Vaporin Inc [Member] | Warrant [Member] | Minimum [Member]
Warrants, expected volatility rate													120.00%
Warrants, risk-free interest rate													1.39%
Vaporin Inc [Member] | Warrant [Member] | Maximum [Member]
Warrants, expected volatility rate													131.00%
Warrants, risk-free interest rate													1.73%
Vaporin Inc [Member] | Warrant [Member]
Warrants, expected dividend yield													0.00%
Warrants, expected holding period													5 years
Vaporin Inc [Member] | Investors [Member]
Repayment of related party debt									$ 52,433
Vaporin Inc [Member] | Cantrells [Member]
Repayment of debt													$ 200,000
Vaporin Inc [Member] | Emagine the Vape Stores, LLC [Member]
Promissory note	$ 3,000,000
Notes, interest rate	12.00%
Notes payable, due date	Mar. 31, 2016
Vaporin Inc [Member] | 10% Secured Convertible Promissory Note One [Member]
Promissory note		$ 75,000
Notes, interest rate		10.00%
Convertible promissory note, maturity month and year		2014-06
Term of Warrants		5 years
Warrant to purchase common stock		75,000
Common stock at an exercise price		$ 10
Proceeds from issuance of warrants		$ 75,000
Common stock initial conversion price per share		$ 10
Warrants exercisable price per share		0.50					$ 0.50
Warrants initial exercise price per share		$ 10
Warrants exercise price reduced per share							$ 10
Conversion of notes, shares issued							11,000
Conversion of notes, Amount converted							$ 75,000
Conversion price per share							$ 10
Accrued Interest							$ 7,500
Reduction of common stock conversion price per share							$ 10
Additional interest expense							$ 9,900
Vaporin Inc [Member] | 10% Secured Convertible Promissory Note Two [Member]
Promissory note		$ 175,000
Notes, interest rate		10.00%
Convertible promissory note, maturity month and year		2014-08
Term of Warrants		5 years
Warrant to purchase common stock		30,000
Proceeds from issuance of warrants		$ 175,000
Common stock initial conversion price per share		$ 10
Warrants exercisable price per share							$ 0.50
Warrants initial exercise price per share		$ 10
Warrants exercise price reduced per share							$ 10
Conversion of notes, shares issued							18,333
Conversion of notes, Amount converted							$ 125,000
Conversion price per share							$ 10
Accrued Interest							$ 12,500
Reduction of common stock conversion price per share							$ 10
Additional interest expense							$ 16,500
Vaporin Inc [Member] | 10% Secured Convertible Promissory Note Three [Member]
Promissory note		$ 100,000
Notes, interest rate		10.00%
Convertible promissory note, maturity month and year		2015-01
Warrant to purchase common stock		20,000
Common stock at an exercise price		$ 5.00
Proceeds from issuance of warrants		$ 100,000
Common stock initial conversion price per share		$ 5.00
Warrants initial exercise price per share		$ 5.00
Vaporin Inc [Member] | Notes Payable One [Member]
Notes, interest rate					10.00%
Notes payable					$ 50,000
Notes payable, due date					Jun. 18, 2014
Repayment of debt								$ 51,762
Vaporin Inc [Member] | Notes Payable Two [Member]
Notes, interest rate					10.00%
Conversion of notes, shares issued					5,000
Notes payable					$ 25,000
Notes payable, due date					Jun. 18, 2014
Vaporin Inc [Member] | October 2014 [Member]
Subsequently paid debt amount													$ 200,000